Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
Landstar is providing the following additional information regarding the relationship between executive compensation and the financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to “
Compensation Discussion and Analysis
” in this Proxy Statement.
The following table summarizes the “compensation actually paid” to (i) the Principal Executive Officer (“PEO”) and (ii) the average “compensation actually paid” to the remaining Named Executive Officers other than the PEO with respect to applicable fiscal years. “Compensation actually paid” does not correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during the fiscal year. Instead, it is a nuanced calculation that includes the increase (or decrease) in value of certain elements of compensation (
i.e.
, equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (
i.e.
, when and if the equity awards vest) are likely to be different from the amounts disclosed in this column of the Pay Versus Performance table set forth below. The following Pay Versus Performance table also provides certain information describing the Company’s financial performance for each of the covered fiscal years.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executives (3)	Average Compensation Actually Paid to Non-PEO Named Executives (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (7)	Diluted Earnings per Share (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,574,748	2,935,420	1,796,669	1,281,181	153.21	122.45	430,914,000	11.76
2021	5,398,583	17,834,936	3,193,054	6,520,834	159.05	148.01	381,524,000	9.98
2020	2,699,091	4,945,811	1,231,859	1,175,865	122.56	114.50	192,106,000	4.98

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Gattoni, the Company’s President and Chief Executive Officer and PEO, for each corresponding year in the “Total” column of the Summary Compensation Table included in the section
“Compensation of Named Executives
” in this Proxy Statement.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Gattoni, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gattoni during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gattoni’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	4,574,748	1,429,976	(209,352)	2,935,420
2021	5,398,583	1,429,787	13,866,140	17,834.936
2020	2,699,091	1,429,976	3,676,696	4,945,811

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair value of equity awards at each measurement date is computed in a manner consistent with the fair value methodology used to account for equity awards in the Company’s audited consolidated financial statements in accordance with generally accepted accounting principles and included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. For restricted stock awards, the fair value as of the end of the covered fiscal year is computed as the unvested restricted shares outstanding as of the end of the covered fiscal year multiplied by the Company’s closing stock price as of the last business day of the covered fiscal year. For RSUs with a performance or market condition, the fair value as of the end of the covered fiscal year is computed based on the unvested RSUs expected to vest based on the most probable outcome of the performance or market condition for these awards multiplied by the Company’s closing stock price as of the last business day of the covered fiscal year. For stock awards vested during the covered fiscal year, the fair value at vesting is calculated as the number of shares vested multiplied by the average of the high and low stock prices on the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	872,415	(393,513)	(688,254)	—	—	(209,352)
2021	3,066,905	10,203,279	595,956	—	—	13,866,140
2020	1,325,645	2,424,469	(73,418)	—	—	3,676,696

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executives as a group (excluding Mr. Gattoni) in the “Total” column of the Summary Compensation Table in each applicable year. The Named Executives (excluding Mr. Gattoni) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Beacom, Coro, Kneller, Pensotti and Todd; (ii) for 2021, Messrs. Beacom, Coro, Kneller and Pensotti; and (iii) for 2020, Messrs. Beacom, Coro, Kneller and L. Kevin Stout.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executives as a group (excluding Mr. Gattoni), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executives as a group (excluding Mr. Gattoni) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the Named Executives as a group (excluding Mr. Gattoni) for each applicable year to determine the “compensation actually paid”, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executives	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO Named Executives
2022	1,796,669	693,490	178,002	1,281,181
2021	3,193,054	723,584	4,051,364	6,520,834
2020	1,231,859	714,932	658,938	1,175,865

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	349,416	170,847	(183,146)	(159,115)	—	178,002
2021	1,342,266	2,684,379	24,719	—	—	4,051,364
2020	662,675	8,754	(12,491)	—	—	658,938

(5)
This column illustrates the Cumulative TSR that would have been realized as of the end of the measurement period, assuming reinvestment of dividends throughout, by an investor who invested $100 in the Company’s Common Stock at the beginning of the measurement period.

(6)
Represents the TSR that would have been realized by an investor, assuming reinvestment of dividends, who invested $100 in the peer group at the beginning of the measurement period. The peer group used for this purpose is the following published industry index: the Dow Jones Transportation Stock Index. The peer group referred to throughout this Pay For Performance section is separate and distinct from the peer group referred to in
“Compensation Discussion and Analysis”
above.

(7)	The dollar amounts reported represent the amount of net income reflected in the Co mpan y’s audited consolidated financial statements for the applicable year.

(8)
The Company determined diluted earnings per share to be the Company Selected Measure, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link “compensation actually paid” to the Company’s Named Executive for the most recently completed fiscal year to Company performance. The dollar amounts reported represent the amount of diluted earnings per share reflected in the Company’s audited consolidated financial statements for the applicable year.

Company Selected Measure Name	diluted earnings per share
Named Executive Officers, Footnote [Text Block]	for 2022, Messrs. Beacom, Coro, Kneller, Pensotti and Todd;	for 2021, Messrs. Beacom, Coro, Kneller and Pensotti;	for 2020, Messrs. Beacom, Coro, Kneller and L. Kevin Stout.
Peer Group Issuers, Footnote [Text Block]	Represents the TSR that would have been realized by an investor, assuming reinvestment of dividends, who invested $100 in the peer group at the beginning of the measurement period. The peer group used for this purpose is the following published industry index: the Dow Jones Transportation Stock Index. The peer group referred to throughout this Pay For Performance section is separate and distinct from the peer group referred to in
“Compensation Discussion and Analysis”
	above.
PEO Total Compensation Amount	$ 4,574,748	$ 5,398,583	$ 2,699,091
PEO Actually Paid Compensation Amount	$ 2,935,420	17,834,936	4,945,811
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Gattoni, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gattoni during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gattoni’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	4,574,748	1,429,976	(209,352)	2,935,420
2021	5,398,583	1,429,787	13,866,140	17,834.936
2020	2,699,091	1,429,976	3,676,696	4,945,811

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair value of equity awards at each measurement date is computed in a manner consistent with the fair value methodology used to account for equity awards in the Company’s audited consolidated financial statements in accordance with generally accepted accounting principles and included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. For restricted stock awards, the fair value as of the end of the covered fiscal year is computed as the unvested restricted shares outstanding as of the end of the covered fiscal year multiplied by the Company’s closing stock price as of the last business day of the covered fiscal year. For RSUs with a performance or market condition, the fair value as of the end of the covered fiscal year is computed based on the unvested RSUs expected to vest based on the most probable outcome of the performance or market condition for these awards multiplied by the Company’s closing stock price as of the last business day of the covered fiscal year. For stock awards vested during the covered fiscal year, the fair value at vesting is calculated as the number of shares vested multiplied by the average of the high and low stock prices on the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	872,415	(393,513)	(688,254)	—	—	(209,352)
2021	3,066,905	10,203,279	595,956	—	—	13,866,140
2020	1,325,645	2,424,469	(73,418)	—	—	3,676,696

Non-PEO NEO Average Total Compensation Amount	$ 1,796,669	3,193,054	1,231,859
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,281,181	6,520,834	1,175,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executives as a group (excluding Mr. Gattoni), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executives as a group (excluding Mr. Gattoni) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the Named Executives as a group (excluding Mr. Gattoni) for each applicable year to determine the “compensation actually paid”, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executives	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO Named Executives
2022	1,796,669	693,490	178,002	1,281,181
2021	3,193,054	723,584	4,051,364	6,520,834
2020	1,231,859	714,932	658,938	1,175,865

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	349,416	170,847	(183,146)	(159,115)	—	178,002
2021	1,342,266	2,684,379	24,719	—	—	4,051,364
2020	662,675	8,754	(12,491)	—	—	658,938

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
“Compensation Actually Paid” and Cumulative TSR
The following chart presents the amount of compensation actually paid to Mr. Gattoni (the PEO), the average amount of “compensation actually paid” to the Company’s Named Executives as a group (excluding Mr. Gattoni), and the Company’s cumulative TSR over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following chart presents the amount of compensation actually paid to Mr. Gattoni (the PEO), the average amount of compensation actually paid to the Company’s Named Executives as a group (excluding Mr. Gattoni), and the Company’s net income over the three years presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Diluted Earnings Per Share
The following chart presents the amount of compensation actually paid to Mr. Gattoni (the PEO), the average amount of compensation actually paid to the Company’s Named Executives as a group (excluding Mr. Gattoni), and the Company’s diluted earnings per share over the three years presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Dow Jones Transportation Stock Index
As demonstrated by the following graph, the Company’s cumulative TSR over the three year period presented in the table was 53%, while the cumulative TSR of the peer group presented for this purpose, the Dow Jones Transportation Stock Index, was 22% over the three years presented in the table.

Tabular List [Table Text Block]
The most important financial performance measures used by the Company to link “compensation actually paid” to the Company’s Named Executives, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Operating income

•	Pre-tax income per diluted share

•	Diluted earnings per share

•	Total shareholder return

Total Shareholder Return Amount	$ 153.21	159.05	122.56
Peer Group Total Shareholder Return Amount	122.45	148.01	114.5
Net Income (Loss)	$ 430,914,000	$ 381,524,000	$ 192,106,000
Company Selected Measure Amount	11.76	9.98	4.98
PEO Name	Mr. Gattoni
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax income per diluted share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diluted earnings per share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,429,976	$ 1,429,787	$ 1,429,976
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(209,352)	13,866,140	3,676,696
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	872,415	3,066,905	1,325,645
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(393,513)	10,203,279	2,424,469
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(688,254)	595,956	(73,418)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	693,490	723,584	714,932
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	178,002	4,051,364	658,938
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	349,416	1,342,266	662,675
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	170,847	2,684,379	8,754
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(183,146)	$ 24,719	$ (12,491)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (159,115)